Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (165,988)	$ (166,257)	$ (139,008)
U.K. statutory tax rate (percentage)	19.00%	19.00%	19.00%
Income tax benefit at U.K. statutory tax rate	$ (31,580)	$ (31,589)	$ (26,411)
Tax incentives / credits	(24,023)	(23,076)	(16,312)
Non-deductible expenses	302	797	4,048
Adjustments in respect of prior years	233	(1,088)	96
Operating losses	28,497	28,672	21,643
Tax on property, plant, equipment and intangibles	935	547	267
Other, net	1,727	1,552	1,510
Foreign rate differential	17	22	0
Total income tax benefit	(23,892)	(24,163)	(15,159)
Current income tax benefit	(23,782)	(22,819)	(14,749)
Deferred income tax benefit	$ (110)	$ (1,344)	$ (410)
Effective rate of income tax (percentage)	14.40%	14.50%	10.90%